Bank borrowings - Other Loans - (Details) - USD ($) $ in Thousands	Dec. 10, 2019	Dec. 31, 2019	Dec. 09, 2019	Dec. 31, 2018
Bank Borrowings
Outstanding balance		$ 158,999		$ 141,012
Ferrous Receivables DAC | ING | Securitizations
Bank Borrowings
Outstanding balance			$ 75,000
Ferrous Receivables DAC | New senior loans | Securitizations
Bank Borrowings
Gross loan commitments	$ 150,000
Outstanding balance		$ 104,130
Term of the securitization program	2 years